Equity and Distributions - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended			0 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2015	Sep. 09, 2014	Jul. 15, 2014	Oct. 08, 2013	Mar. 25, 2013	Dec. 21, 2012	Dec. 12, 2012
Distribution Made To Limited Partner [Line Items]
Net proceeds from the issuance of common units				$ 540,698,000	$ 490,138,000	$ 194,134,000
Subordination period				Feb. 13, 2015
Partner percentage on common units				0.10%	0.10%	0.10%
Maximum IDR distribution percentage				24.90%
Second Target Quarterly Distribution Minimum, per unit				0.54625
Percentage of general partner interest incentive distribution				0.10%
Minimum Quarterly Distribution amount per common unit				0.4750
Common unitholders, pro rata percentage	99.90%	99.90%	99.90%
Cash Distribution Percentage For General Partners	0.10%	0.10%	0.10%
Percentage of General Partner incentive when no subordinated units outstanding				25.00%
Subsequent Event
Distribution Made To Limited Partner [Line Items]
Conversion ratio							100.00%
Maximum [Member]
Distribution Made To Limited Partner [Line Items]
Second Target Quarterly Distribution Minimum, per unit				0.59375
Maximum [Member] | General Partner and Affiliates [Member]
Distribution Made To Limited Partner [Line Items]
Partner percentage on common units				80.00%
The Funds [Member] | IDR [Member]
Distribution Made To Limited Partner [Line Items]
Partnership ownership percentage				50.00%
Memorial Resource [Member]
Distribution Made To Limited Partner [Line Items]
Percentage of economic interest in incentive distribution rights				50.00%
General Partner [Member]
Distribution Made To Limited Partner [Line Items]
Partnership ownership percentage				0.10%
Percentage of General Partner incentive when no subordinated units outstanding				0.10%
General Partner [Member] | IDR [Member]
Distribution Made To Limited Partner [Line Items]
Partnership ownership percentage				50.00%
General Partner [Member] | The Funds [Member]
Distribution Made To Limited Partner [Line Items]
Percentage of economic interest in incentive distribution rights				50.00%
General Partner [Member] | Memorial Resource [Member]
Distribution Made To Limited Partner [Line Items]
Partnership ownership percentage				100.00%
Subordinated Units [Member] | MRD Holdco [Member]
Distribution Made To Limited Partner [Line Items]
Partnership ownership percentage				100.00%
2014 Public Equity Offerings [Member]
Distribution Made To Limited Partner [Line Items]
Number of common units issued in public offering								14,950,000	9,890,000
Number of over-allotment common units issued by Partnership								1,950,000	1,290,000
Public offering price per common unit								$ 22.29	$ 22.25
Net proceeds from the issuance of common units								321,300,000	220,000,000
2013 Public Equity Offerings [Member]
Distribution Made To Limited Partner [Line Items]
Number of common units issued in public offering										16,675,000	9,775,000
Number of over-allotment common units issued by Partnership										2,175,000	1,275,000
Public offering price per common unit										$ 19.90	$ 18.35
Net proceeds from the issuance of common units										318,300,000	171,800,000
2012 Public Equity Offerings [Member]
Distribution Made To Limited Partner [Line Items]
Number of common units issued in public offering													10,500,000
Public offering price per common unit													$ 17.00
Net proceeds from the issuance of common units													170,000,000
Additional common units granted to underwriters												1,475,000
Addition of net proceeds												$ 24,100,000